Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - Level 3 - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Financial assets and liabilities at fair value in level 3,
Financial assets and liabilities at fair value in level 3, at the beginning of period	kr (43,841)	kr (50,364)
Purchases	(2,431)	(19,074)
Settlements & sales	4,913	20,035
Gains (+) and losses (-) through profit or loss	137	(164)
Gains (+) and losses (-) in Other comprehensive income	117
Exchange-rate differences assets and liabilities	(3,788)	5,726
Financial assets and liabilities at fair value in level 3, at the end of period	(44,893)	(43,841)
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets and liabilities held at end of period, fair value measurement	115	(768)
Other interest-bearing securities except loans
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	0	257
Settlements & sales		(250)
Gains (+) and losses (-) through profit or loss		(6)
Exchange-rate differences		(1)
Financial assets at end of period	0	0
Senior securities issued
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	(42,995)	(48,217)
Purchases liabilities	(2,432)	(19,077)
Settlements & sales	4,923	24,627
Gains (+) and losses (-) through profit or loss	2,139	1,044
Gains (+) and losses (-) in Other comprehensive income	117
Exchange-rate differences	(3,976)	(1,372)
Financial liabilities at end of period	(42,224)	(42,995)
Derivatives
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at end of period	(2,669)
Financial assets and liabilities at fair value in level 3,
Financial assets and liabilities at fair value in level 3, at the beginning of period	(846)	(2,404)
Purchases	1	3
Settlements & sales	(10)	(4,342)
Gains (+) and losses (-) through profit or loss	(2,002)	(1,202)
Exchange-rate differences assets and liabilities	188	7,099
Financial assets and liabilities at fair value in level 3, at the end of period	kr (2,669)	kr (846)